[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
Where the Best Minds Meet(TM)

------------------------------------
Annual Report and Performance Update
------------------------------------

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

-----------------
December 31, 1995
-----------------

January 31, 1996

DEAR SHAREHOLDER,

It's a real pleasure to present to you the 1995 Annual Report for New England Limited Term U.S. Government Fund, containing your portfolio manager's commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a
very favorable backdrop for the bond and stock markets.   Long term interest
Rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & Poor's 500 Index,* for its best showing since
1958.   In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industry's most respected managers, Dan Fuss was named 1995's "Bond Fund Manager of the Year" by Morningstartrademark for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & Poor's 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for "providing the highest tier of service excellence in the mutual fund industry."

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last year's stellar performance. At this time it's worth reiterating that long-term investors should not focus on one year's performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We believe you will find your portfolio manager's commentary informative. If you have any questions or comments, please contact your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment objectives and risks, as well as management fees and expenses. You should read it carefully before investing or sending money.

        Sincerely,


       /S/Peter S. Voss                 /S/Henry L.P. Schmelzer
       Peter S. Voss                    Henry L.P. Schmelzer
       Chairman                         President

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            New England Limited Term U.S. Government Fund
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INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.


A $10,000 INVESTMENT IN CLASS A SHARES
COMPARED TO LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX(4) AND THE COST OF
LIVING(5)

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Intermediate Government Bond Index (4) and the Cost of Living (5). The data points from the graph are as follows:

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND - NET ASSET VALUE(1)
Year                                                   Amount
----                                                   ------
1995                                                   $17,248
1994                                                   $15,262
1993                                                   $15,618
1992                                                   $14,676
1991                                                   $13,891
1990                                                   $12,205
1989                                                   $11,041
1/3/89                                                 $10,000

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND -
WITH MAXIMUM SALES CHARGE(2)
Year                                                   Amount
----                                                   ------
1995                                                   $16,731
1994                                                   $14,805
1993                                                   $15,150
1992                                                   $14,236
1991                                                   $13,475
1990                                                   $11,839
1989                                                   $10,710
1/3/89                                                 $ 9,700

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX(4)
Year                                                   Amount
----                                                   ------
1995                                                   $18,317
1994                                                   $16,008
1993                                                   $16,293
1992                                                   $15,062
1991                                                   $14,086
1990                                                   $12,346
1989                                                   $11,269
1/3/89                                                 $10,000

COST OF LIVING(5)
Year                                                   Amount
----                                                   ------
1995                                                   $12,748
1994                                                   $12,424
1993                                                   $12,100
1992                                                   $11,776
1991                                                   $11,444
1990                                                   $11,104
1989                                                   $10,465
1/3/89                                                 $10,000
This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting
in a gain or loss on the sale of shares. Class B, C and Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.





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            New England Limited Term U.S. Government Fund
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AVERAGE ANNUAL TOTAL RETURNS 12/31/95

CLASS A (INCEPTION 1/3/89)               1 YEAR      5 YEARS    SINCE INCEPTION
Net Asset Value(1)                       13.01%      7.16       8.11
With Max. Sales Charge(2)                 9.57       6.52       7.64
Lehman Intermediate Gov't Bond Index(4)  14.43       5.42        n/a

Lipper Short US Gov't(6)                 11.25       6.62         n/a

CLASS B (INCEPTION 9/24/93)              1 YEAR     SINCE INCEPTION
Net Asset Value(1)                       12.30%      3.60
With CDSC(3)                              8.30       2.48
Lehman Intermediate Gov't. Bond Index(4) 14.43       5.42
Lipper Short US Gov't(6)                 11.25       4.19

CLASS C (INCEPTION 12/30/94)             1 YEAR
Net Asset Value(1)                       11.35%
Lehman Intermediate Gov't. Bond Index(4) 14.43

CLASS Y (INCEPTION 3/31/94)              1 YEAR     SINCE INCEPTION
Net Asset Value(1)                       13.33%     7.25
Lehman Intermediate Gov't. Bond Index(4) 14.43      8.11

   These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

   NOTES TO CHARTS AND PERFORMANCE UPDATE

1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 3% at the time of purchase of Class
A
   shares.
3  With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum
   4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years.
   The Index's performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S.
   Bureau of Labor Statistics.
6 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.




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            New England Limited Term U.S. Government Fund
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[PHOTO]
NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

Portfolio Manager:  Eric Gutterson
Back Bay Advisors, L.P.

THE MARKET
Despite predictions for a mediocre 1995, the bond market rallied strongly last year, offering fixed income investors handsome returns. After a disappointing 1994, it was a spectacular comeback, fueled by slow economic growth, low inflation and an accommodative Federal Reserve. American business, consumers and the federal government each played a dynamic role.

In the corporate sector, growing computerization increased productivity, adding value without contributing to inflation.

The spending and saving patterns of consumers began to change. The aging baby boom generation spent less and saved more, creating an ample, inexpensive source of long-term capital to fund non-inflationary economic growth. Lower consumer spending also helped ease inflationary pressure.

The federal government's initial moves toward a balanced budget sparked
foreign confidence and investment in the U.S. market.   Additionally,
interest rate cuts by the Federal Reserve helped maintain slow, steady non-inflationary economic growth.

HOW YOUR FUND PERFORMED
New England Limited Term U.S. Government Fund participated in the rise of the bond market in 1995. The Fund had a total return of 13.01% on net asset value for Class A shares, compared to 14.43% for the Lehman Intermediate



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            New England Limited Term U.S. Government Fund
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Government Bond Index.4  We increased dividends four times during the year, in February, May, June and July.

YOUR FUND'S INVESTMENT STRATEGY
Beginning in January, we managed the Fund with the belief that interest rates would decline in 1995 and produce a market rally. This led us to overweight non-callable Treasuries and to maintain a portfolio duration longer than that of comparable mutual funds.*

As we expected, rates did decline and direct U.S. Treasury obligations performed well throughout the year. We increased the Fund's position in these securities substantially during the first quarter and made no reductions until the fall. Our focus on high coupons contributed to the Fund's increasing yield, while our decision to overweight Treasuries provided added protection against credit risk. Simultaneously, we de-emphasized callable securities, such as asset- and mortgage-backed instruments, which perform poorly in a strongly rallying market.

We began the year with a duration of 3.4 years, then in mid-summer assumed a more bullish posture by pushing it out to the Fund's allowable maximum of 4 years.
We grew more cautious in the fourth quarter, reducing duration to 3.6 years in the belief that the majority of current interest rate moves was near completion. During the fourth quarter, we owned securities across the yield curve, but overweighted short and long maturities

* Non-callable bonds cannot be "called in" when rates drop, to be reissued at lower rates. Duration is a commonly used measure of the Fund's sensitivity to interest rate changes. The longer the duration, the more the Fund's price will
   fluctuate in response to interest rate moves.



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            New England Limited Term U.S. Government Fund
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while underweighting intermediate maturities.  This action positioned the
Fund more defensively in a period of market consolidation.

INVESTMENT OUTLOOK
We do not believe the bond market will be as strong in 1996 as it was this past year, but look for rates to fall further if factors such as corporate cost cutting, higher consumer savings rates and diminished projected
government spending continue to dominate the market.   Initially, we expect
to see a saw tooth performance pattern where interest rates may fluctuate within a limited range before declining again.

A balanced budget would probably slow the economy further because it will reduce the economic stimulus that government spending sometimes provides. A recession is unlikely, but the economy may grow weaker by the middle of 1996, as it reacts to sluggish domestic demand, slowing world wide growth and ongoing consumer concerns about corporate downsizing.

As a result, we will be less inclined to extend duration as much as we did in 1995. We anticipate that rates will fall somewhat further, so we will continue to maintain a duration that is longer than our peer group's. Other potential actions include lowering the percentage of non-callable Treasury securities and increasing the weighting of callable asset- and mortgage-backed securities. The latter may outperform Treasuries in the less volatile interest rate environment we anticipate.

As always, the Fund will seek to meet the goals of shareholders by pursuing positive total returns and attractive dividend yields.



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            New England Limited Term U.S. Government Fund
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TREASURY YIELD CURVE
The "yield curve" illustrates the yields available on U.S. Treasury securities of varying maturities, ranging from 3-month Treasury bills to 30-year Treasury bonds. Under normal conditions, a security with a longer maturity will offer a higher yield than a shorter term security, to compensate the bond holder for tying up money for longer periods of time. The chart below illustrates the yield curve at the beginning and at the end of 1995. As you can see, long-term rates dropped substantially, with the 30-year bond falling almost two percentage points, from 7.88% to 5.95%.

THE YIELD CURVE JANUARY-DECEMBER, 1995
[A chart in the form of a line graph appears here, illustrating the yield curve of U.S. Treasury securities as of the beginning of 1995 and as of December 29, 1995. The data points from the graph are as follows:]

As of 1/2/95:

Maturity  Yield
--------- ------
3 Month   5.68%
6 Month   6.50%
1 Year    7.16%
3 Year    7.78%
5 Year    7.83%
10 Year   7.83%
30 Year   7.88%

As of 12/29/95:

Maturity  Yield
--------- ------
3 Month   5.07%
6 Month   5.15%
1 Year    5.13%
3 Year    5.21%
5 Year    5.37%
10 Year   5.57%
30 Year   5.95%

Source: Bloomberg

What caused this dramatic drop? Over the year it became apparent that the economy was growing at a more subdued pace and that inflation remained under control. (Inflation is the bond market's primary enemy because it eats away at the value of fixed income investments). The markets responded enthusiastically, driving down long term rates. Bond prices, which move in the opposite direction from interest rates, moved sharply higher in an impressive rebound from 1994's market decline.






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            New England Limited Term U.S. Government Fund
--------------------------------------------------------------------------

GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fund's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.





      [LOGO OF NEW ENGLAND FUNDS WHERE THE BEST MINDS MEET(TM) APPEARS HERE]

--------------------------------------------------------------------------------
          Portfolio Composition, Financial Statements and Highlights
--------------------------------------------------------------------------------

          NEW ENGLAND
          LIMITED TERM
          U.S. GOVERNMENT
          FUND


-----------------
December 31, 1995
-----------------




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                            PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of December 31, 1995

Medium & Long Term Bonds and Notes--97.5% of Total Net Assets


    Face
   Amount    Description
Value (a)
--------------------------------------------------------------------------------
---------
             Asset Backed--4.0%
$ 10,000,000 Case Equipment Loan Trust 8.100%, 6/15/01...................... $
10,425,000
   5,000,000 Conti Mortgage Home Equity Trust 8.700%, 04/15/10..............
5,287,500
                                                                             ---
---------

15,712,500
                                                                             ---
---------
             Government Agencies--26.3%
   8,000,000 Federal Farm Credit, 11.900%, 10/20/97.........................
8,884,960
   5,000,000 Federal Farm Credit, 8.130%, 12/02/99..........................
5,094,100
  10,000,000 Federal Home Loan Mortgage Corporation, 8.600%, 01/26/00.......
10,593,100
   6,491,461 Federal Home Loan Mortgage Corporation, 8.360%, 02/28/00.......
5,023,450
  22,970,150 Federal Home Loan Mortgage Corporation, 9.500%, 11/01/05.......
24,290,934
   6,145,762 Federal Home Loan Mortgage Corporation, 8.7500%, 05/01/09......
6,491,461
  18,429,478 Federal Home Loan Mortgage Corporation, 9.000%, 02/01/17.......
19,443,099
      83,973 Federal Home Loan Mortgage Corporation, 10.000%, 07/01/19......
91,687
  13,049,828 Federal Home Loan Mortgage Corporation,
               11.5%,with various maturities to 2020(b).....................
14,721,773
   4,699,861 Government National Mortgage Association,
               8.000% with various maturities to 2008(b)....................
4,952,893
     179,485 Government National Mortgage Association,
               12.500% with various maturities to 2015(b)...................
211,510
   2,258,206 Government National Mortgage Association,
               16.000% with various maturities to 2013(b)...................
2,263,326
     838,056 Government National Mortgage Association,
               17.000% with various maturities to 2012(b)...................
989,425
                                                                             ---
---------

103,051,718
                                                                             ---
---------
             U.S. Government--67.2%
  12,000,000 U.S. Treasury Note, 9.375%, 04/15/96...........................
12,136,920
  91,000,000 U.S. Treasury Note, 9.250%, 08/15/98...........................
99,815,170
  35,000,000 U.S. Treasury Note, 9.125%, 05/15/99...........................
39,057,900
  13,000,000 U.S. Treasury Bond, 11.750%, 02/15/01..........................
16,694,860
  21,000,000 U.S. Treasury Bond, 13.750%, 08/15/04..........................
32,563,020
  20,000,000 U.S. Treasury Bond, 10.625%, 08/15/15..........................
30,634,400
  22,000,000 U.S. Treasury Bond, 9.875%, 11/15/15...........................
31,821,020
                                                                             ---
---------

262,723,290
                                                                             ---
---------
             Total Medium & Long Term Bonds and Notes
               (Identified Cost $371,960,400)...............................
381,487,508
                                                                             ---
---------


--------------------------------------------------------------------------------
                       PORTFOLIO COMPOSITION--continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

Face
   Amount    Description
Value (a)
--------------------------------------------------------------------------------
---------
             Short-Term Investment--0.3%
$  1,335,000 Household Finance Corp. 5.650%, 1/02/96........................ $
1,334,791
                                                                             ---
---------
             Total Short-Term Investment (Identified Cost $1,334,791).......
1,334,791
                                                                             ---
---------
             Total Investments--97.9% (Identified Cost $373,295,191)(b).....
$382,822,299
             Cash and Receivables...........................................
10,196,194
             Liabilities....................................................
(1,783,350)
                                                                             ---
---------
             Total Net Assets--100%.........................................
$391,235,143

============
--------------------------------------------------------------------------------
---------

(a)  See Note 1a to the financial statements.
(b)  The Fund's investments in mortgage backed securities of the Federal
     Home Loan Mortgage Corporation and Government National Mortgage
     Association are interests in separate pools of mortgages. All separate investments in securities of these issuers which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
 (c) Federal Tax Information: At December 31,1995 the net unrealized appreciation on investments based on cost for federal income tax purposes of $373,295,191 was as follows:
     Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost............................ $
9,850,207
     Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value............................
(323,099)
                                                                           -----
-------

     Net unrealized appreciation.......................................... $
9,527,108

============
     As of December 31, 1995, the fund had a net tax basis capital loss carryforward as follows:
     Expiring  December 31, 2002.......................................... $
30,053,756
               December 31, 2003..........................................
1,477,734

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1995

ASSETS
  Investments at value..........................................
$382,822,299
  Cash..........................................................
5,772
  Receivable for:
    Fund shares sold............................................
778,540
    Accrued interest............................................
9,400,882
  Prepaid registration expense..................................
11,000
                                                                             ---
---------

393,018,493
LIABILITIES
  Payable for:
    Fund shares redeemed........................................  $ 992,844
    Dividends declared..........................................    481,303
  Accrued expenses:
    Management fees.............................................    209,997
    Deferred trustees' fees.....................................      3,719
    Other expenses..............................................     95,487
                                                                  ---------

1,783,350
                                                                             ---
---------
NET ASSETS......................................................
$391,235,143

============
  Net Assets consist of:
    Capital paid in.............................................
$414,054,062
    Undistributed net investment income.........................
67,682
    Accumulated net realized losses.............................
(32,413,709)
    Unrealized appreciation on investments......................
9,527,108
                                                                             ---
---------
NET ASSETS......................................................
$391,235,143

============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
    ($361,519,661 divided by 29,865,887 shares of beneficial
      interest).................................................
$12.10

======
Offering price per share (100/97 of $12.10).....................
$12.47*

======
Net asset value and offering price of Class B shares
    ($18,056,381 divided by 1,493,894 shares of beneficial
      interest).................................................
$12.09**

======
Net asset value and offering price of Class C shares
    ($5,935,913 divided by 490,559 shares of beneficial
      interest).................................................
$12.10

======
Net asset value and offering price of Class Y shares
    ($5,723,188 divided by 471,856 shares of beneficial
      interest).................................................
$12.13

======
Identified cost of investments..................................
$373,295,191

============

 * Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 1995

INVESTMENT INCOME
  Interest..................................................
$33,735,703
  Expenses
    Management fees.........................................  $ 2,560,201
    Service and distribution fees--Class A..................    1,332,412
    Service and distribution fees--Class B..................      147,768
    Service and distribution fees--Class C..................       15,410
    Trustees' fees and expenses.............................       23,999
    Custodian...............................................      171,335
    Transfer agent..........................................      596,249
    Audit and tax services..................................       22,000
    Legal...................................................       17,496
    Printing................................................       52,704
    Registration............................................       44,975
    Miscellaneous...........................................       13,114
                                                              -----------
  Total expenses............................................
4,997,663
                                                                             ---
-------
  Net investment income.....................................
28,738,040
REALIZED and UNREALIZED GAIN (LOSS) on INVESTMENTS, OPTIONS
  and FUTURES CONTRACTS
  Realized gain (loss) on:
  Investments--net..........................................   (2,933,878)
  Futures contracts--net....................................       63,025
  Options contracts--net....................................     (228,224)
                                                              -----------
  Total realized loss on investments........................   (3,099,077)
                                                              -----------
  Unrealized appreciation on:
  Investments--net..........................................   23,699,408
                                                              -----------
  Net gain on investment transactions.......................
20,600,331
                                                                            ----
-------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................
$49,338,371

===========

--------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year Ended
Year Ended
                                                            December 31,
December 31,
                                                                1994
1995
                                                            -------------    ---
---------
FROM OPERATIONS
  Net investment income...................................  $  33,871,995    $
28,738,040
  Net realized loss on investments........................    (33,235,907)
(3,099,077)
  Unrealized appreciation (depreciation) on investments...    (12,496,351)
23,699,408
                                                            -------------    ---
---------
  Increase (decrease) in net assets from operations.......    (11,860,263)
49,338,371
                                                            -------------    ---
---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A...............................................    (29,623,496)
(26,920,664)
    Class B...............................................       (542,209)
(963,746)
    Class C...............................................              0
(96,628)
    Class Y...............................................       (123,393)
(343,941)
  In excess of net investment income
    Class C...............................................              0
(6,999)
                                                            -------------    ---
---------
                                                              (30,289,098)
(28,331,978)
                                                            -------------    ---
---------
  Decrease in net assets derived from capital share
    transactions..........................................   (100,124,500)
(55,882,399)
                                                            -------------    ---
---------
  Total decrease in net assets............................   (142,273,861)
(34,876,006)
NET ASSETS
  Beginning of the year...................................    568,385,010
426,111,149
                                                            -------------    ---
---------
  End of the year.........................................  $ 426,111,149
$391,235,143
                                                            =============
============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the year...................................  $           0    $
400,474
                                                            =============
============
  End of the year.........................................  $     400,474    $
67,682
                                                            =============
============

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Class A
                                       -----------------------------------------
--------
                                                    Year Ended December 31,
                                       -----------------------------------------
--------
                                      1991        1992        1993        1994
1995
                                    -------     -------     -------     -------
-------
Net Asset Value, Beginning of
  Period........................... $  12.44    $  12.86    $  12.54    $  12.49
$  11.49
                                    --------    --------    --------    --------
--------
Income From Investment Operations
Net Investment Income..............     0.93        0.80        0.71        0.82
0.86
Net Realized and Unrealized Gain
  (Loss)
  on Investments...................     0.69       (0.11)       0.08
(1.10)       0.59
                                    --------    --------    --------    --------
--------
Total From Investment Operations...     1.62        0.69        0.79
(0.28)       1.45
                                    --------    --------    --------    --------
--------
Less Distributions
Distributions From Net Investment
  Income...........................    (0.94)      (0.80)      (0.71)
(0.72)      (0.84)
Distributions in Excess of Net
  Investment Income................     0.00        0.00       (0.01)       0.00
0.00
Distributions From Net Realized
  Capital Gains....................    (0.26)      (0.21)      (0.12)       0.00
0.00
                                    --------    --------    --------    --------
--------
Total Distributions................    (1.20)      (1.01)      (0.84)
(0.72)      (0.84)
                                    --------    --------    --------    --------
--------
Net Asset Value, End of Period..... $  12.86    $  12.54    $  12.49    $  11.49
$  12.10
                                    ========    ========    ========    ========
========
Total Return (%)(b)................     13.8         5.7         6.4
(2.3)       13.0
Ratio of Operating Expenses to
  Average Net Assets (%)(a)........     1.25        1.16        1.14        1.18
1.22
Ratio of Net Investment Income to
  Average Net Assets (%)...........     7.24        6.24        5.64        6.80
7.18
Portfolio Turnover Rate (%)........      277         323         124         244
247
Net Assets, End of Period (000).... $271,966    $477,396    $562,164    $412,399
$361,520

(a) Commencing May 18, 1989 through March 31,1992 expenses were voluntarily limited to 1.25% of average daily net assets.
(b) A sales charge of 3% maximum was not reflected in Class A total return calculations.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS--continued
--------------------------------------------------------------------------------

                                                                  Class B
                                              ----------------------------------
--------------
                                              September 27,(a)
                                                  through          Year Ended
Year ended
                                                December 31,      December 31,
December 31,
                                                    1993              1994
1995
                                              ----------------    ------------
------------
Net Asset Value, Beginning of Period.........      $12.76            $ 12.49
$ 11.48
                                                   ------             ------
------
Income From Investment Operations
Net Investment Income........................        0.17               0.71
0.76
Net Realized and Unrealized Gain (Loss) on
  Investments................................       (0.24)             (1.08)
0.61
                                                   ------             ------
------
Total From Investment Operations.............       (0.07)             (0.37)
1.37
                                                   ------             ------
------
Less Distributions
Distributions From Net Investment Income.....       (0.16)             (0.64)
(0.76)
Distributions in Excess of Net Investment
  Income.....................................       (0.01)              0.00
0.00
Distributions From Net Realized Capital
  Gains......................................       (0.03)              0.00
0.00
                                                   ------             ------
------
Total Distributions..........................       (0.20)             (0.64)
(0.76)
                                                   ------             ------
------
Net Asset Value, End of Period...............      $12.49            $ 11.48
$ 12.09
                                                   ======             ======
======
Total Return (%)(c)..........................        (0.6)              (2.9)
12.3
Ratio of Operating Expenses to Average
  Net Assets (%).............................        1.96(b)            1.83
1.87
Ratio of Net Investment Income to Average
  Net Assets (%).............................        4.30(b)            6.15
6.53
Portfolio Turnover Rate (%)..................         124                244
247
Net Assets, End of Period (000)..............      $6,221            $11,891
$18,056

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.


--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS--continued
--------------------------------------------------------------------------------


                                                   Class C                 Class
Y
                                                 ------------    ---------------
-------------
                                                     Year        March 31,(a)
Year
                                                    ended          through
ended
                                                 December 31,    December 31,
December 31,
                                                     1995            1994
1995
                                                 ------------    ------------
------------
Net Asset Value, Beginning of Period............    $11.48          $12.11
$11.51
                                                  --------        --------
--------
Income From Investment Operations
Net Investment Income...........................      0.64            0.71
0.86
Net Realized and Unrealized Gain (Loss) on
  Investments...................................      0.64           (0.74)
0.63
                                                  --------        --------
--------
Total From Investment Operations................      1.28           (0.03)
1.49
                                                  --------        --------
--------
Less Distributions
Distributions From Net Investment Income........     (0.65)          (0.57)
(0.87)
Distributions in Excess of Net Investment
  Income........................................     (0.01)           0.00
0.00
Distributions From Net Realized Capital Gains...      0.00            0.00
0.00
                                                  --------        --------
--------
Total Distributions.............................     (0.66)          (0.57)
(0.87)
                                                  --------        --------
--------
Net Asset Value, End of Period..................    $12.10          $11.51
$12.13
                                                  ========        ========
========
Total Return (%)(c).............................      11.4            (0.8)
13.3
Ratio of Operating Expenses to Average
  Net Assets (%)................................      1.87            0.83(b)
0.87
Ratio of Net Investment Income to Average
  Net Assets (%)................................      6.53            7.15(b)
7.53
Portfolio Turnover Rate (%).....................       247             244
247
Net Assets, End of Period (000).................    $5,936          $1,822
$5,723

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.


--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 1995

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 27, 1993, Class C shares on December 30, 1994 and of Class Y shares on March 31, 1994. Class A shares are sold with a maximum front end sales charge of 3.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay a front end or contingent deferred sales charge and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. When a fund writes a call or put option, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the fund has written either expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchases upon exercise of the option.

The premium paid by a fund for the purchase of a call or a put option is included in the asset section of the fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the fund has purchased expires on the stipulated expiration date, the fund will realize a loss in the amount of the cost of the option. If the fund enters into a closing sale transaction, the fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

security and the proceeds from such sale will be decreased by the premium originally paid. If the fund exercises a purchased call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may purchase or sell interest rate futures contracts to hedge against changes in the values of securities the fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.

Such receipts or payments are known as "variation margin," and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

generally accepted accounting principles. These differences relate primarily to differing treatments for income recognition for mortgage-backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1995 were as follows:

                   Purchases                          Sales
          ----------------------------     ----------------------------
              U.S.                             U.S.
           Government         Other         Government         Other
          ------------     -----------     ------------     -----------
          $957,612,963     $13,187,129     $990,219,677     $37,310,384

Investments in written options and futures contracts for the Fund for the year ended December 31, 1995 are summarized as follows:

                                                    Written Options
                                               -------------------------
                                               Number of      Premiums
                                               Contracts      Received
                                               ---------     -----------
          Contracts opened...................     6,200      $ 2,310,156
          Contracts closed...................    (6,200)      (2,310,156)
                                               --------      -----------
          Open at December 31, 1995..........         0      $         0
                                               ========      ===========

Futures Contracts

                                              Sale of Futures Contracts
                                            ------------------------------
                                            Number of     Aggregate Face
                                            Contracts   Value of Contracts
                                            ---------   ------------------
Open at December 31, 1994..................       0        $          0
Contracts opened...........................     200          21,549,737
Contracts closed...........................    (200)        (21,549,737)
                                            -------        ------------
Open at December 31, 1995..................       0        $          0
                                            =======        ============

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P., ("NEIC") which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the year ended December 31, 1995 provided for fees as set forth below:

                Annual Percentage       Fund Annual Net Asset Value
Fees Earned            Rate                       Levels
----------      ------------------    ------------------------------
$2,560,201      0.650%                the first $200 million
                0.625%                the next $300 million
                0.600%                the excess over $500 million

Effective January 1, 1996, New England Funds Management, L.P. became the adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

B. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A shares (the "Class A Plan") and Class B shares (the "Class B Plan") and Class C shares (the "Class C Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. Also under the Class A Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Class A shares as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A shares.

For the year ended December 31, 1995, the Fund paid New England Funds $951,742 in service fees and $380,670 in distribution fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable, as service fees or distribution fees, respectively, under the Class A Plan incurred in any year exceed the amounts of such fees payable by the Fund under the Class A Plan, the unreimbursed amounts (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

remains in effect. The amount of unreimbursed expense carried forward into 1995 is $2,272,723 (reimbursable as distribution fees).

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $36,942 and $3,853 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1995, the Fund paid New England Funds $110,826 and $11,557 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $556,865.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $432,493 as compensation for its services in that capacity.

D. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

      Annual Retainer............................   $2,400
      Meeting Fee................................   $125/meeting
      Committee Meeting Fee......................   $75/meeting
      Committee Chairman Annual Retainer.........   $125
A deferred compensation plan is available to the trustees on a voluntarily basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

4. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y. Transactions in capital shares were as follows:

                                              Year ended                    Year
ended
                                           December 31, 1994
December 31, 1995
                                      ---------------------------   ------------
---------------
Class A                                 Shares         Amount         Shares
Amount
-------                               -----------   -------------   -----------
-------------
Shares sold..........................   7,249,522   $  87,450,145     3,171,114
$  37,607,305
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income...........................   1,977,543      23,571,740     1,847,952
21,921,032
                                      -----------   -------------   -----------
-------------
                                        9,227,065     111,021,885     5,019,066
59,528,337
Shares repurchased................... (18,344,360)   (219,584,415)  (11,030,290)
(130,336,285)
                                      -----------   -------------   -----------
-------------
Net increase (decrease)..............  (9,117,295)  $(108,562,530)   (6,011,224)
$ (70,807,948)
                                      ===========   =============   ===========
=============

                                              Year ended                    Year
ended
                                           December 31, 1994
December 31, 1995
                                      ---------------------------   ------------
---------------
Class B                                 Shares         Amount         Shares
Amount
-------                               -----------   -------------   -----------
-------------
Shares sold..........................     754,998   $   9,077,621       633,142
$   7,488,380
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income...........................      36,690         434,371        66,179
785,645
                                      -----------   -------------   -----------
-------------
                                          791,688       9,511,992       699,321
8,274,025
Shares repurchased...................    (254,298)     (3,025,313)     (240,815)
(2,850,637)
                                      -----------   -------------   -----------
-------------
Net increase (decrease)..............     537,390   $   6,486,679       458,506
$   5,423,388
                                      ===========   =============   ===========
=============

                                              Year ended                    Year
ended
                                           December 31, 1994
December 31, 1995
                                      ---------------------------   ------------
---------------
Class C                                 Shares         Amount         Shares
Amount
-------                               -----------   -------------   -----------
-------------
Shares sold..........................           0   $           0       763,855
$   9,083,684
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income...........................           0               0         6,338
76,069
                                      -----------   -------------   -----------
-------------
                                                0               0       770,193
9,159,753
Shares repurchased...................           0               0      (279,634)
$  (3,318,226)
                                      -----------   -------------   -----------
-------------
Net increase (decrease)..............           0   $           0       490,559
$   5,841,527
                                      ===========   =============   ===========
=============

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

                                                Year ended
Year ended
                                             December 31, 1994
December 31, 1995
                                        ---------------------------   ----------
---------------
Class Y                                   Shares         Amount         Shares
Amount
-------                                 -----------   -------------   ----------
------------
Shares sold............................     246,464   $   2,978,092      335,944
$  3,928,529
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income.............................      10,363         122,236       28,675
341,684
                                        -----------   -------------   ----------
------------
                                            256,827       3,100,328      364,619
4,270,213
Shares repurchased.....................     (98,511)     (1,148,977)
(51,079)      (609,579)
                                        -----------   -------------   ----------
------------
Net increase (decrease)................     158,316   $   1,951,351      313,540
$  3,660,634
                                        ===========   =============   ==========
============
Increase (decrease) derived from
  capital shares transactions..........  (8,421,589)  $(100,124,500)
(4,748,619)  $(55,882,399)
                                        ===========   =============   ==========
============

--------------------------------------------------------------------------------
                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of New England Funds Trust II and the Shareholders of the NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the New England Limited Term U.S. Government Fund as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New England Limited Term U.S. Government Fund as of December 31, 1995 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 2, 1996

-------------------------------------------------------------------------------
                             SHAREHOLDER MEETING
-------------------------------------------------------------------------------

At a special shareholders' meeting held on December 28, 1995, shareholders of the Limited Term U.S. Government Fund voted for the following proposals:


                              Voted           Voted       Abstained     Broker
Total
                               For           Against        Votes     Non-Votes
Votes
                          --------------  -------------  -----------  ----------
--------------
1. To approve new
   investment advisory
   arrangements to be
   effective upon the
   merger of New England
   Mutual Life Insurance
   Company into
   Metropolitan Life
   Insurance Company,
   such arrangements to
   be substantially
   identical to the
   investment advisory
   arrangements in effect
   for the Fund
   immediately prior to
   such merger........... 16,559,844.098    515,234.333  779,188.257
17,854,266.688
                          ==============   ============  ===========
2. To approve a new
   Advisory Agreement
   between the Fund and
   New England Funds
   Management, L.P.
   ("NEFM").............. 15,783,283.329  1,115,911.435  894,034.924  61,037.000
17,854,266.688
                          ==============  =============  ===========  ==========
3. To approve a related
   Sub-Advisory Agreement
   between NEFM and such
   Fund's current
   investment adviser.... 15,785,158.289  1,047,024.438  961,046.961  61,037.000
17,854,266.688
                          ==============  =============  ===========  ==========

-----------------------------------------------------------------------
                       Saving For Retirement
-----------------------------------------------------------------------

An Early Start Can Make a Big Difference
With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow. The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer - for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg?

For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]
Investor A - Begins at age 30 for 10 years:
Age                                    Growth of Investments
30                                                    $2,000
35                                                   $15,431
40                                                   $35,062
45                                                   $90,943
55                                                  $146,464
60                                                  $235,882
65                                                  $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                    Growth of Investments
40                                                    $2,000
45                                                   $15,431
50                                                   $37,062
55                                                   $71,899
60                                                  $128,005
65                                                  $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of investor B's commitment - and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

---------------------------------------------------------------------
New England Funds
---------------------------------------------------------------------


STOCK FUNDS

Growth Fund of Israel
 International Equity Fund
Star Worldwide Fund
Growth Fund
Star Advisers Fund
Capital Growth Fund
 Value Fund
 Growth Opportunities Fund
 Balanced Fund

BOND FUNDS

High Income Fund
 Strategic Income Fund
 Government Securities Fund
 Bond Income Fund
 Limited Term U.S. Government Fund
 Adjustable Rate U.S. Government Fund

TAX EXEMPT FUNDS

Municipal Income Fund
 Massachusetts Tax Free Income Fund
 Intermediate Term Tax Free Fund of California
 Intermediate Term Tax Free Fund of New York

MONEY MARKET FUNDS

Cash Management Trust
- Money Market Series
   - U.S. Government Series
 Tax Exempt Money Market Trust

To learn more, and for a free prospectus, contact your financial representative.

New England Funds, L.P.
399 Boylston Street
Boston, MA  02116
Toll Free  800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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Where the best Minds Meet[TM]

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Boston, Massachusetts
02116

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
APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)    Rule lines for tables are omitted.

(2)    Italic typefaces is displayed in normal type.

(3)    Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and "See accompanying notes to the financial statements") are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)    Bullet points and similar graphic symbols are omitted.

(7)    Page numbering is different.